Average Annual Total Returns - Great-West Moderately Aggressive Profile Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Composite Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	L Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	L Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	L Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Composite Index (reflects no deduction for fees, expenses or taxes) TenYears	L Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	12.16%	9.75%		7.93%	May 01, 2015	7.51%	4.44%		3.77%	20.82%	15.52%		13.26%	13.23%	10.43%		8.70%	11.75%	9.39%	8.40%		7.51%	4.44%	3.84%		20.82%	15.52%	13.79%		13.23%	10.43%	9.25%		11.39%	9.10%		8.36%	Jul. 29, 2011	7.51%	4.44%		3.67%	20.82%	15.52%		14.16%	13.23%	10.43%		9.39%